FINANCIAL RISK MANAGEMENT - MARKET RISK - FOREIGN CURRENCY RISK (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2015 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 1,738,753,000	¥ 1,160,515,000	¥ 1,359,656,000	$ 252,891		$ 168,791		¥ 2,220,803,000
Other receivables	311,265,000	275,107,000
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	1,044,000	(7,304,000)	¥ 6,374,000
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency denominated monetary assets	¥ 78,078,000	¥ 32,863,000
Increase (decrease) of exchange rate	5.00%	5.00%
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	¥ 2,926,000	¥ 1,227,000
Currency risk [member] | HKD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	77,608,000	32,650,000
Other receivables	416,000	67,000
Currency risk [member] | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 54,000	¥ 146,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .